Consolidated Statements of Stockholders' Deficit (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Placement agent fees	$ 2,250	$ 1,350
Payments of Stock Issuance Costs			$ 6,081